Share-based payments - Additional details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payments
Pre-vesting forfeiture rate - management	3.32%
Pre-vesting forfeiture rate - employees	3.05%
Expenses arising from share-based payment grants settled by the Company's equity instruments	$ 5,225	$ 4,801	$ 6,471